SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of January 1, 2016	$ (8,616)
Other comprehensive income (loss) before reclassifications	1,029
Amounts reclassified from AOCI	(261)
Other comprehensive income (loss)	(768)	$ 4,505	$ 2,542
Balance as of December 31, 2016	(7,848)	(8,616)
Unrealized Gains (Losses) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of January 1, 2016	(163)
Other comprehensive income (loss) before reclassifications	168
Amounts reclassified from AOCI	(261)
Other comprehensive income (loss)	(93)
Balance as of December 31, 2016	(256)	(163)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of January 1, 2016	(8,453)
Other comprehensive income (loss) before reclassifications	861
Amounts reclassified from AOCI
Other comprehensive income (loss)	861
Balance as of December 31, 2016	$ (7,592)	$ (8,453)